Earnings Per Share - Computation of Basic and Diluted Earnings per Share (Detail) - Class A Voting Ordinary Shares [Member] shares in Thousands	12 Months Ended
	Dec. 31, 2020 ¥ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 ¥ / shares shares	Dec. 31, 2018 ¥ / shares shares
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Basic	190,170	190,170	215,040	255,190
Diluted	274,330	274,330	300,460	321,960
Basic | (per share)	¥ 3.78	$ 0.58	¥ 11.72	¥ 7.82
Diluted | (per share)	¥ 3.59	$ 0.55	¥ 10.94	¥ 7.74
ADS [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Basic	181,840	181,840	184,700	113,820
Diluted	196,670	196,670	199,240	114,990
Basic | (per share)	¥ 3.78	$ 0.58	¥ 11.72	¥ 7.82
Diluted | (per share)	¥ 3.59	$ 0.55	¥ 10.94	¥ 7.74